Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Consolidated net income	¥ 230,840	¥ 95,943	¥ 139,347
Less: Comprehensive income attributable to noncontrolling interests	19,102	13,961	16,353
Comprehensive income (loss) attributable to Canon Inc.	¥ 387,713	¥ 66,980	86,139
Previously Reported
Condensed Statement of Income Captions [Line Items]
Consolidated net income			139,517
Less: Comprehensive income attributable to noncontrolling interests			16,382
Comprehensive income (loss) attributable to Canon Inc.			¥ 86,280